Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets, Current [Line Items]
Loans receivable - current	$ 3,394	$ 3,437
Less: Allowance for loans receivable - current	(3,394)	(3,437)	(5,057)	(5,057)
Deferred income tax assets - current, net (Note 25)	0	840
Other	293	161
Other current assets	$ 293	$ 1,001